Maintenance rights intangible and lease premium, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Maintenance rights intangible	$ 1,464,599	$ 2,117,034
Lease premium, net	37,259	50,891
Maintenance rights intangible and lease premium, net	$ 1,501,858	$ 2,167,925